UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions International Developed Markets Index Fund (each a “Fund” and collectively the “Funds”))

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/20 24

Date of reporting period:	10/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Quant Solutions Emerging Markets
Equity Fund
Class R6:
PQEMX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Emerging Markets Equity
Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Emerging Markets Equity Fund—Class R6	$136	1.20%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, market performance was strong, with MSCI Emerging Markets ND Index gains primarily driven by strong performance in Taiwan, India, and China, particularly within the information technology, financials, and consumer discretionary sectors.
■
The Fund benefited from strong performance across all factor groups. Top contributors included overweight exposure to stocks with cheap valuations, strong quality measures, and improving sentiment measures, as well as underweight exposure to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, Korea (overweight/stock selection in industrials and financials), Taiwan (overweight in information technology), and India (stock selection in financials, overweight in materials) led outperformers.
■
The best-performing sectors, in relative terms, were industrials (underweight/stock selection in Korea), financials (stock selection in India and
China), and energy (stock selection in India and China).
MF244ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring
fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 29, 2016 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	26.77%	5.24%	6.01% (11/29/2016)
Broad-Based Securities Market Index: MSCI Emerging Markets ND Index	25.32%	3.93%	5.89%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 42,732,199
Number of fund holdings	312
Total advisory fees paid for the year	$ 178,238
Portfolio turnover rate for the year	96%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Banks	15.1%
Semiconductors & Semiconductor Equipment	12.6%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	7.6%
Metals & Mining	5.2%
Interactive Media & Services	5.1%
Technology Hardware, Storage & Peripherals	4.6%
Broadline Retail	4.1%
Oil, Gas & Consumable Fuels	3.4%
IT Services	3.2%
Insurance	3.2%
Pharmaceuticals	3.2%
Hotels, Restaurants & Leisure	2.4%
Automobiles	2.4%
Real Estate Management & Development	1.9%
Capital Markets	1.8%
Electronic Equipment, Instruments & Components	1.8%
Specialty Retail	1.6%
Electric Utilities	1.5%
Diversified Telecommunication Services	1.5%
Electrical Equipment	1.5%
Industry Classification	% of Net Assets
Machinery	1.3%
Food Products	1.2%
Wireless Telecommunication Services	1.2%
Passenger Airlines	1.1%
Textiles, Apparel & Luxury Goods	1.0%
Beverages	0.9%
Consumer Staples Distribution & Retail	0.9%
Aerospace & Defense	0.8%
Health Care Providers & Services	0.8%
Entertainment	0.8%
Automobile Components	0.8%
Marine Transportation	0.7%
Tobacco	0.7%
Air Freight & Logistics	0.7%
Household Durables	0.6%
Consumer Finance	0.6%
Others*	2.8%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Emerging Markets Equity Fund

SHARE CLASS	R6
NASDAQ	PQEMX
CUSIP	74440E706
MF244ER6

PGIM Quant Solutions International Developed
Markets Index Fund
Class R6:
PQDMX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions International Developed
Markets Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Developed Markets Index Fund—Class R6	$23	0.21%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities advanced at the end of 2023, based on the hope that a continued decline in inflation data would lead to interest rate cuts by central banks. The markets continued upward in the first quarter of 2024, based on expectations of future interest rate cuts. Despite volatility during the remainder of the reporting period, as investors digested the outcomes of various international elections and the hoped-for easing of monetary policy in Europe, these markets ended the period little changed from their March 2024 levels.
■
The Fund closely tracked the MSCI EAFE ND Index’s performance over the reporting period, holding almost all stocks included in the Index in approximately the same proportions, in keeping with its “passively managed”—or index—investment approach.
■
The Fund used TOPIX Futures, EURO STOXX 50 Futures, FTSE 100 Futures, and MSCI EAFE Mini Futures to equitize cash and enhance portfolio liquidity. These positions had a negligible effect on performance.
MF243ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense
reimbursements, if any, the returns would
have been lower.

Cumulative Performance: November 17, 2016 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	21.50%	6.00%	7.00% (11/17/2016)
Broad-Based Securities Market Index: MSCI EAFE ND Index	22.97%	6.24%	7.43%
FTSE Developed Markets Ex-North America Net Index	22.21%	6.08%	7.27%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 39,535,996
Number of fund holdings	742
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	24%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Banks	10.4%
Pharmaceuticals	8.6%
Insurance	5.1%
Oil, Gas & Consumable Fuels	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Capital Markets	2.9%
Machinery	2.7%
Automobiles	2.6%
Chemicals	2.6%
Metals & Mining	2.6%
Unaffiliated Exchange-Traded Funds	2.4%
Textiles, Apparel & Luxury Goods	2.4%
Food Products	2.3%
Electrical Equipment	2.1%
Aerospace & Defense	2.1%
Software	2.1%
Health Care Equipment & Supplies	1.9%
Trading Companies & Distributors	1.9%
Industrial Conglomerates	1.8%
Personal Care Products	1.8%
Professional Services	1.8%
Electric Utilities	1.7%
Diversified Telecommunication Services	1.6%
Beverages	1.4%
Hotels, Restaurants & Leisure	1.4%
Electronic Equipment, Instruments & Components	1.2%
Consumer Staples Distribution & Retail	1.0%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.0%
Household Durables	1.0%
Financial Services	1.0%
Wireless Telecommunication Services	0.9%
Specialty Retail	0.9%
Building Products	0.9%
Biotechnology	0.9%
Multi-Utilities	0.8%
Entertainment	0.8%
Broadline Retail	0.8%
IT Services	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.7%
Tobacco	0.7%
Construction & Engineering	0.7%
Household Products	0.5%
Automobile Components	0.5%
Air Freight & Logistics	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	5.7%
94.3%
Other assets in excess of liabilities	5.7%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
Effective December 11, 2023, the Fund's contractual expense limitation was lowered from 0.25% to 0.19% of the average daily net assets for
Class R6 shares.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Developed Markets Index Fund

SHARE CLASS	R6
NASDAQ	PQDMX
CUSIP	74440E607
MF243ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2024 and October 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $62,328 and $59,360, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e)	(2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2024 and October 31, 2023 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)	Not applicable.

(j)	Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6	– Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items	7 – 11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS 2

PGIM Quant Solutions Emerging Markets Equity Fund

PGIM Quant Solutions International Developed Markets Index Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2024

Table of Contents	Financial Statements and Other Information	October 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Quant Solutions Emerging Markets Equity Fund	2
PGIM Quant Solutions International Developed Markets Index Fund	22
Notes to Financial Statements	52

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CDI—Chess Depository Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSC—Morgan Stanley & Co. LLC

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

UTS—Unit Trust Security

XLON—London Stock Exchange

XSTU—Stuttgart Stock Exchange

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 92.9%

COMMON STOCKS 89.6%

Brazil 3.1%

Ambev SA	49,500	$107,890
B3 SA - Brasil Bolsa Balcao	27,600	50,751
Banco Bradesco SA	8,801	19,350
Banco BTG Pactual SA, UTS	3,600	20,245
Banco do Brasil SA	56,800	258,016
Centrais Eletricas Brasileiras SA	5,900	38,660
CPFL Energia SA	21,400	121,495
Embraer SA*	3,200	26,864
Engie Brasil Energia SA	1,100	7,897
Klabin SA, UTS	3,520	12,781
Pagseguro Digital Ltd. (Class A Stock)*	1,800	14,472
Petroleo Brasileiro SA	18,900	127,343
Vale SA	29,932	320,761
WEG SA	15,800	148,628
XP, Inc. (Class A Stock)	2,600	45,396

		1,320,549

Chile 0.7%

Banco de Chile	720,850	83,733
Enel Americas SA	304,339	28,483
Enel Chile SA	2,735,263	145,153
Falabella SA*	14,619	52,361

		309,730

China 24.6%

Agricultural Bank of China Ltd. (Class H Stock)	416,000	204,400
Alibaba Group Holding Ltd.	72,700	889,289
Aluminum Corp. of China Ltd. (Class H Stock)	112,000	71,361
Anhui Conch Cement Co. Ltd. (Class H Stock)	6,500	18,881
ANTA Sports Products Ltd.	14,600	155,829
Bank of China Ltd. (Class H Stock)	330,000	156,628
Bank of Hangzhou Co. Ltd. (Class A Stock)	35,600	69,322
Bank of Nanjing Co. Ltd. (Class A Stock)	46,000	66,274
Bank of Shanghai Co. Ltd. (Class A Stock)	59,100	64,377
Bosideng International Holdings Ltd.	402,000	225,420
BYD Co. Ltd. (Class H Stock)	3,000	108,356
Chifeng Jilong Gold Mining Co. Ltd. (Class A Stock)	19,800	52,362
China Construction Bank Corp. (Class H Stock)	413,000	320,586
China Feihe Ltd., 144A	68,000	51,323
China Hongqiao Group Ltd.	71,500	114,879

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

China Life Insurance Co. Ltd. (Class H Stock)	29,000	$61,473
China Pacific Insurance Group Co. Ltd. (Class H Stock)	91,000	316,030
China Resources Mixc Lifestyle Services Ltd., 144A	13,200	54,455
China Resources Power Holdings Co. Ltd.	20,000	48,110
China Taiping Insurance Holdings Co. Ltd.	44,200	76,132
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	82,000	64,253
CMOC Group Ltd. (Class H Stock)	57,000	47,183
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	3,100	107,503
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	74,500	110,330
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	900	7,448
ENN Energy Holdings Ltd.	2,400	16,909
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	3,200	22,635
Geely Automobile Holdings Ltd.	31,000	54,495
Goneo Group Co. Ltd. (Class A Stock)	1,330	13,616
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	9,200	56,241
Haier Smart Home Co. Ltd. (Class H Stock)	12,600	45,728
Haitian International Holdings Ltd.	3,000	8,298
Hangzhou Great Star Industrial Co. Ltd. (Class A Stock)	7,300	29,376
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. (Class A Stock)	4,500	11,290
Hisense Home Appliances Group Co. Ltd. (Class H Stock)	6,000	19,010
Huaxia Bank Co. Ltd. (Class A Stock)	59,800	59,383
Hubei Jumpcan Pharmaceutical Co. Ltd. (Class A Stock)	5,627	23,864
Industrial Bank Co. Ltd. (Class A Stock)	30,500	78,337
Inner Mongolia Yuan Xing Energy Co. Ltd. (Class A Stock)	8,800	8,346
JD.com, Inc., ADR	11,600	471,192
Jiangxi Copper Co. Ltd. (Class H Stock)	15,000	25,232
Jinduicheng Molybdenum Co. Ltd. (Class A Stock)	41,100	61,916
KE Holdings, Inc., ADR	2,300	50,439
Kingsoft Corp. Ltd.	5,000	17,231
Kuaishou Technology, 144A*	28,900	170,308
Kweichow Moutai Co. Ltd. (Class A Stock)	100	21,460
Meihua Holdings Group Co. Ltd. (Class A Stock)	41,000	54,520
Meituan (Class B Stock), 144A*	32,760	774,131
Midea Group Co. Ltd. (Class A Stock)	6,400	64,103
NetEase, Inc.	600	9,653
NetEase, Inc., ADR(a)	2,300	185,173
New China Life Insurance Co. Ltd. (Class H Stock)	3,000	10,124
Ningbo Deye Technology Co. Ltd. (Class A Stock)	700	9,311
Ningbo Sanxing Medical Electric Co. Ltd. (Class A Stock)	4,100	17,809
PDD Holdings, Inc., ADR*	2,700	325,593

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 3

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	332,000	$167,579
Ping An Bank Co. Ltd. (Class A Stock)	39,300	62,885
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	53,500	331,474
Pop Mart International Group Ltd., 144A	29,600	267,610
Qifu Technology, Inc., ADR	1,500	49,215
Satellite Chemical Co. Ltd. (Class A Stock)	5,400	14,340
Shandong Himile Mechanical Science & Technology Co. Ltd. (Class A Stock)	10,200	65,150
Shandong Nanshan Aluminum Co. Ltd. (Class A Stock)	45,500	26,041
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	55,000	76,141
Shanjin International Gold Co. Ltd. (Class A Stock)	16,200	40,790
Shenzhou International Group Holdings Ltd.	3,500	27,027
Sinopharm Group Co. Ltd. (Class H Stock)	3,600	8,969
Sinotruk Hong Kong Ltd.	14,500	39,137
Sungrow Power Supply Co. Ltd. (Class A Stock)	4,120	52,468
Suzhou TFC Optical Communication Co. Ltd. (Class A Stock)	2,200	39,208
Tencent Holdings Ltd.	38,000	1,981,401
Tencent Music Entertainment Group, ADR	4,100	45,633
Tianshan Aluminum Group Co. Ltd. (Class A Stock)	35,400	41,108
Trip.com Group Ltd.*	4,150	267,071
Want Want China Holdings Ltd.	61,000	37,958
Weichai Power Co. Ltd. (Class H Stock)	74,000	111,819
Western Mining Co. Ltd. (Class A Stock)	23,800	58,777
Xiaomi Corp. (Class B Stock), 144A*	77,000	264,102
Yunnan Aluminium Co. Ltd. (Class A Stock)	18,300	36,467
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	19,400	62,732
Yutong Bus Co. Ltd. (Class A Stock)	17,200	58,531
Zhejiang Century Huatong Group Co. Ltd. (Class A Stock)*	64,800	42,983
Zhejiang China Commodities City Group Co. Ltd. (Class A Stock)	7,500	11,245
Zhuzhou CRRC Times Electric Co. Ltd. (Class H Stock)	2,500	9,594
Zijin Mining Group Co. Ltd. (Class H Stock)	22,000	46,862

		10,522,244

Colombia 0.0%

Bancolombia SA	1,330	11,451

Greece 0.2%

Eurobank Ergasias Services & Holdings SA	8,675	17,950

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Greece (cont’d.)

National Bank of Greece SA	3,770	$29,537
Piraeus Financial Holdings SA	5,518	20,791

		68,278

India 15.5%

ABB India Ltd.	2,573	226,629
Aditya Birla Sun Life Asset Management Co. Ltd.	3,485	32,812
Aurobindo Pharma Ltd.	11,425	189,382
Bajaj Auto Ltd.	878	102,545
Bharat Electronics Ltd.	29,583	99,860
Bharat Petroleum Corp. Ltd.	20,474	75,525
Canara Bank	16,650	20,231
Cipla Ltd.	15,062	277,092
Coal India Ltd.	45,554	244,350
Colgate-Palmolive India Ltd.	3,104	112,894
Cummins India Ltd.	3,820	158,454
DLF Ltd.	3,876	37,677
Dr. Reddy’s Laboratories Ltd.	15,005	226,962
GAIL India Ltd.	9,144	21,666
HCL Technologies Ltd.	15,705	328,621
HDFC Asset Management Co. Ltd., 144A	5,180	264,343
HDFC Bank Ltd.	7,486	153,873
Hindalco Industries Ltd.	24,459	198,470
Hindustan Aeronautics Ltd.	4,625	232,739
ICICI Bank Ltd.	10,606	162,691
Indraprastha Gas Ltd.	1,764	8,796
Indus Towers Ltd.*	5,798	23,395
Infosys Ltd.	8,890	185,487
Infosys Ltd., ADR	18,900	395,199
InterGlobe Aviation Ltd., 144A*	1,271	61,058
LTIMindtree Ltd., 144A	1,270	85,939
Lupin Ltd.	3,901	101,218
Mahindra & Mahindra Ltd.	1,075	34,714
Mankind Pharma Ltd.*	2,524	79,872
Maruti Suzuki India Ltd.	1,925	252,661
Muthoot Finance Ltd.	8,463	193,766
NMDC Ltd.	18,256	47,944
Oil & Natural Gas Corp. Ltd.	22,692	71,564
Persistent Systems Ltd.	1,107	70,484
Power Finance Corp. Ltd.	8,572	46,051
Reliance Industries Ltd.	14,466	228,736

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 5

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

India (cont’d.)

Samvardhana Motherson International Ltd.	18,976	$40,658
Sun Pharmaceutical Industries Ltd.	14,050	308,331
Suzlon Energy Ltd.*	10,274	8,147
Tata Consultancy Services Ltd.	984	46,285
Tata Motors Ltd.	13,756	136,061
Tech Mahindra Ltd.	3,072	58,473
Torrent Pharmaceuticals Ltd.	1,474	56,028
Trent Ltd.	4,039	341,307
UTI Asset Management Co. Ltd.	2,254	35,650
Vedanta Ltd.	43,582	239,905
Wipro Ltd.	32,122	209,095
Zydus Lifesciences Ltd.	6,277	74,558

		6,608,198

Indonesia 1.9%

Adaro Energy Indonesia Tbk PT	1,197,500	275,621
Astra International Tbk PT	238,800	77,526
Bank Central Asia Tbk PT	151,800	99,137
Bank Mandiri Persero Tbk PT	230,500	97,851
Indofood Sukses Makmur Tbk PT	420,900	203,644
United Tractors Tbk PT	21,200	37,005

		790,784

Kuwait 0.0%

Mobile Telecommunications Co. KSCP	13,175	19,600

Luxembourg 0.3%

Reinet Investments SCA	4,408	122,963

Malaysia 1.2%

AMMB Holdings Bhd	84,000	97,519
CIMB Group Holdings Bhd	57,800	104,810
Hong Leong Bank Bhd	8,100	37,789
IHH Healthcare Bhd	5,600	9,268
Malayan Banking Bhd	47,400	113,514
Telekom Malaysia Bhd	33,100	49,004
YTL Corp. Bhd	13,000	5,811
YTL Power International Bhd	141,600	98,632

		516,347

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Mexico 1.3%

America Movil SAB de CV (Class B Stock)	9,900	$7,832
Banco del Bajio SA, 144A	86,000	190,700
Grupo Financiero Banorte SAB de CV (Class O Stock)	9,700	67,698
Grupo Financiero Inbursa SAB de CV (Class O Stock)*	8,100	18,006
Grupo Mexico SAB de CV (Class B Stock)	19,900	104,416
Prologis Property Mexico SA de CV, REIT	39,600	132,597
Promotora y Operadora de Infraestructura SAB de CV	3,920	34,154

		555,403

Philippines 0.4%

Converge Information & Communications Technology Solutions, Inc.	65,000	17,949
International Container Terminal Services, Inc.	9,930	67,482
Manila Electric Co.	3,340	28,164
PLDT, Inc.	2,220	54,558

		168,153

Poland 1.2%

Alior Bank SA	348	7,605
Bank Polska Kasa Opieki SA	5,038	176,261
Budimex SA	64	8,004
Powszechna Kasa Oszczednosci Bank Polski SA	5,368	74,584
Powszechny Zaklad Ubezpieczen SA	6,365	63,123
Santander Bank Polska SA	1,433	160,694

		490,271

Qatar 0.9%

Ooredoo QPSC	94,126	295,411
Qatar National Bank QPSC	10,956	52,146
Vodafone Qatar QSC	36,648	18,722

		366,279

Russia 0.0%

Inter RAO UES PJSC^	202,400	—
LUKOIL PJSC^	2,762	—
Magnit PJSC^	1,716	—
PhosAgro PJSC^	232	—
PhosAgro PJSC, GDR (XSTU)*^	4	—
PhosAgro PJSC, GDR (XLON)*^	2	—

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 7

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Russia (cont’d.)

Rosneft Oil Co. PJSC^	5,856	$—
Sberbank of Russia PJSC^	55,364	—
Surgutneftegas PJSC^	38,400	—

		—

Saudi Arabia 2.2%

Al Rajhi Bank	7,456	174,214
Almarai Co. JSC	1,324	19,387
Dr. Sulaiman Al Habib Medical Services Group Co.	451	34,355
Etihad Etisalat Co.	17,581	242,065
Jamjoom Pharmaceuticals Factory Co.	196	8,824
Jarir Marketing Co.	10,032	35,273
Nahdi Medical Co.	3,970	130,294
Riyad Bank	5,148	35,188
SAL Saudi Logistics Services	810	59,340
Saudi Awwal Bank	6,734	60,615
Saudi Telecom Co.	14,196	159,325

		958,880

South Africa 2.1%

Absa Group Ltd.	883	8,462
FirstRand Ltd.	3,285	14,433
Harmony Gold Mining Co. Ltd.	27,972	303,479
Kumba Iron Ore Ltd.	3,546	67,153
Naspers Ltd. (Class N Stock)	96	22,689
Nedbank Group Ltd.	16,725	283,480
Old Mutual Ltd.	27,166	18,753
Standard Bank Group Ltd.	11,533	158,781

		877,230

South Korea 10.4%

BNK Financial Group, Inc.	1,751	11,940
CJ CheilJedang Corp.	254	50,256
Coway Co. Ltd.	272	12,427
DB Insurance Co. Ltd.	869	68,494
Hana Financial Group, Inc.	4,079	175,986
Hankook Tire & Technology Co. Ltd.	7,920	201,711
Hanmi Semiconductor Co. Ltd.	272	17,696
HD Hyundai Electric Co. Ltd.	276	64,599

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

HD Hyundai Heavy Industries Co. Ltd.*	96	$12,641
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	470	62,186
Hyundai Glovis Co. Ltd.	2,486	218,724
Hyundai Mobis Co. Ltd.	358	64,344
JB Financial Group Co. Ltd.	1,675	21,730
KB Financial Group, Inc.	5,804	377,659
Kia Corp.	4,304	284,619
Korea Electric Power Corp.*	7,296	121,979
Korea Investment Holdings Co. Ltd.	548	30,413
Krafton, Inc.*	150	35,861
KT Corp.	3,221	102,702
KT&G Corp.	3,757	298,434
NH Investment & Securities Co. Ltd.	832	8,012
Orion Corp.	369	26,594
Samsung Electronics Co. Ltd.	18,448	783,320
Samsung Life Insurance Co. Ltd.	2,842	207,962
Samsung Securities Co. Ltd.	5,450	179,846
Shinhan Financial Group Co. Ltd.	7,888	293,830
SK Hynix, Inc.	3,878	507,684
SK Telecom Co. Ltd.	2,725	111,832
Woori Financial Group, Inc.	6,955	77,430

		4,430,911

Taiwan 16.9%

Accton Technology Corp.	2,000	33,607
Asia Vital Components Co. Ltd.	4,000	76,627
Asustek Computer, Inc.	13,000	229,553
Catcher Technology Co. Ltd.	4,000	29,113
Cathay Financial Holding Co. Ltd.	26,000	54,911
China Airlines Ltd.	15,000	10,461
Compal Electronics, Inc.	21,000	23,053
Delta Electronics, Inc.	17,000	209,965
Eva Airways Corp.	240,000	277,176
Evergreen Marine Corp. Taiwan Ltd.	24,000	152,067
Far Eastern New Century Corp.	15,000	17,309
Hon Hai Precision Industry Co. Ltd.	89,000	570,465
MediaTek, Inc.	11,000	428,210
Nien Made Enterprise Co. Ltd.	3,000	44,704
Pegatron Corp.	18,000	54,579
President Chain Store Corp.	11,000	101,000
Quanta Computer, Inc.	42,000	381,416

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 9

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan (cont’d.)

Realtek Semiconductor Corp.	13,000	$190,742
Synnex Technology International Corp.	4,000	8,786
Taiwan Semiconductor Manufacturing Co. Ltd.	130,000	4,076,733
United Microelectronics Corp.	82,000	118,305
Yang Ming Marine Transport Corp.	20,000	41,060
Yuanta Financial Holding Co. Ltd.	107,460	107,779

		7,237,621

Thailand 2.3%

Bangkok Dusit Medical Services PCL	58,400	47,604
Bumrungrad Hospital PCL	30,500	246,154
Central Pattana PCL	103,800	193,120
CP ALL PCL	31,200	58,481
Intouch Holdings PCL	12,600	39,949
Kasikornbank PCL	59,500	257,885
Krung Thai Bank PCL	18,000	10,933
PTT PCL	32,000	31,791
TMBThanachart Bank PCL	1,957,200	103,268

		989,185

Turkey 1.1%

Anadolu Efes Biracilik Ve Malt Sanayii A/S	14,858	83,026
BIM Birlesik Magazalar A/S	6,114	83,424
Coca-Cola Icecek A/S	116,591	173,194
Turk Hava Yollari AO*	13,028	103,618
Turkcell Iletisim Hizmetleri A/S	9,570	23,663
Turkiye Is Bankasi A/S (Class C Stock)	1	—
Turkiye Petrol Rafinerileri A/S	5,264	22,243

		489,168

United Arab Emirates 2.9%

Abu Dhabi Islamic Bank PJSC	82,848	283,976
Abu Dhabi National Oil Co. for Distribution PJSC	30,927	30,352
Aldar Properties PJSC	78,263	162,224
Dubai Islamic Bank PJSC	10,397	17,667
Emaar Properties PJSC	140,884	333,098
Emirates NBD Bank PJSC	60,638	313,424
First Abu Dhabi Bank PJSC	22,601	80,769

		1,221,510

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom 0.1%

Anglogold Ashanti PLC	2,025	$56,496

United States 0.3%

JBS SA	21,400	133,933

TOTAL COMMON STOCKS
(cost $30,203,445)		38,265,184

PREFERRED STOCKS 3.0%

Brazil 2.6%

Banco ABC Brasil SA (PRFC)	3,700	13,447
Cia Energetica de Minas Gerais (PRFC)	85,537	167,940
Gerdau SA (PRFC)	65,694	207,506
Itau Unibanco Holding SA (PRFC)	59,300	360,566
Metalurgica Gerdau SA (PRFC)	6,400	11,370
Petroleo Brasileiro SA (PRFC)	57,300	355,245

		1,116,074

Russia 0.0%

Surgutneftegas PJSC (PRFC)^	38,200	—

South Korea 0.4%

Hyundai Motor Co. (2nd PRFC)	200	23,107
Hyundai Motor Co. (PRFC)	128	14,455
Samsung Electronics Co. Ltd. (PRFC)	4,194	144,275

		181,837

TOTAL PREFERRED STOCKS
(cost $1,178,883)		1,297,911

UNAFFILIATED EXCHANGE-TRADED FUND 0.3%

United States

iShares MSCI Emerging Markets ETF(a) (cost $127,748)	3,000	133,350

TOTAL LONG-TERM INVESTMENTS
(cost $31,510,076)		39,696,445

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 11

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 7.7%

AFFILIATED MUTUAL FUNDS 7.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	2,900,286	$2,900,286
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $302,980; includes $301,281 of cash collateral for securities on loan)(b)(wb)	303,132	302,980

TOTAL AFFILIATED MUTUAL FUNDS
(cost $3,203,266)		3,203,266

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.2%
U.S. Treasury Bills
(cost $69,558)	4.799%	12/19/24	70	69,576

TOTAL SHORT-TERM INVESTMENTS
(cost $3,272,824)				3,272,842

TOTAL INVESTMENTS 100.6%
(cost $34,782,900)				42,969,287
Liabilities in excess of other assets(z) (0.6)%				(237,088)

NET ASSETS 100.0%				$42,732,199

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $293,531; cash collateral of $301,281 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
53	Mini MSCI Emerging Markets Index	Dec. 2024	$2,985,225	$20,289

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$—	$69,576

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$1,320,549	$—	$—
Chile	145,153	164,577	—
China	1,127,245	9,394,999	—
Colombia	11,451	—	—
Greece	—	68,278	—
India	395,199	6,212,999	—
Indonesia	99,137	691,647	—
Kuwait	—	19,600	—
Luxembourg	—	122,963	—
Malaysia	—	516,347	—
Mexico	555,403	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 13

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Philippines	$28,164	$139,989	$—
Poland	—	490,271	—
Qatar	18,722	347,557	—
Russia	—	—	—	**
Saudi Arabia	—	958,880	—
South Africa	—	877,230	—
South Korea	—	4,430,911	—
Taiwan	—	7,237,621	—
Thailand	—	989,185	—
Turkey	173,194	315,974	—
United Arab Emirates	—	1,221,510	—
United Kingdom	—	56,496	—
United States	133,933	—	—
Preferred Stocks
Brazil	1,116,074	—	—
Russia	—	—	—	**
South Korea	—	181,837	—
Unaffiliated Exchange-Traded Fund
United States	133,350	—	—
Short-Term Investments
Affiliated Mutual Funds	3,203,266	—	—
U.S. Treasury Obligation	—	69,576	—

Total	$8,460,840	$34,508,447	$—	**

Other Financial Instruments*
Assets
Futures Contracts	$20,289	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Banks	15.1%
Semiconductors & Semiconductor Equipment	12.5

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification (continued):

Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	7.5%
Metals & Mining	5.1
Interactive Media & Services	5.0
Technology Hardware, Storage & Peripherals	4.6
Broadline Retail	4.2
Oil, Gas & Consumable Fuels	3.4
IT Services	3.2
Insurance	3.2
Pharmaceuticals	3.2
Hotels, Restaurants & Leisure	2.4
Automobiles	2.4
Real Estate Management & Development	2.0
Capital Markets	1.9
Electronic Equipment, Instruments & Components	1.9
Specialty Retail	1.6
Electric Utilities	1.5
Diversified Telecommunication Services	1.5
Electrical Equipment	1.5
Machinery	1.3
Food Products	1.2
Wireless Telecommunication Services	1.2
Passenger Airlines	1.1
Textiles, Apparel & Luxury Goods	1.0
Beverages	0.9
Consumer Staples Distribution & Retail	0.9
Aerospace & Defense	0.8
Health Care Providers & Services	0.8
Entertainment	0.8
Automobile Components	0.8
Marine Transportation	0.7
Tobacco	0.7
Air Freight & Logistics	0.7
Household Durables	0.6
Consumer Finance	0.6
Financial Services	0.4
Chemicals	0.3
Unaffiliated Exchange-Traded Fund	0.3
Industrial REITs	0.3
Personal Care Products	0.3
Multi-Utilities	0.2
Transportation Infrastructure	0.2

Industrial Conglomerates	0.2%
Communications Equipment	0.2
U.S. Treasury Obligation	0.2
Independent Power & Renewable Electricity Producers	0.1
Gas Utilities	0.1
Construction Materials	0.0	*
Containers & Packaging	0.0	*
Construction & Engineering	0.0	*

	100.6
Liabilities in excess of other assets	(0.6)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 15

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$20,289	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$102,205

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$83,233

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,474,700

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$293,531	$(293,531)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 17

PGIM Quant Solutions Emerging Markets Equity Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value, including securities on loan of $293,531:
Unaffiliated investments (cost $31,579,634)	$39,766,021
Affiliated investments (cost $3,203,266)	3,203,266
Foreign currency, at value (cost $47,767)	47,415
Receivable for Fund shares sold	223,303
Dividends and interest receivable	71,548
Tax reclaim receivable	5,445
Prepaid expenses and other assets	3,931

Total Assets	43,320,929

Liabilities

Payable to broker for collateral for securities on loan	301,281
Foreign capital gains tax liability accrued	178,396
Custodian and accounting fees payable	32,519
Audit fee payable	31,166
Accrued expenses and other liabilities	20,065
Payable for Fund shares purchased	9,332
Due to broker—variation margin futures	8,387
Management fee payable	6,693
Trustees’ fees payable	826
Affiliated transfer agent fee payable	65

Total Liabilities	588,730

Net Assets	$42,732,199

Net assets were comprised of:
Paid-in capital	$36,550,866
Total distributable earnings (loss)	6,181,333

Net assets, October 31, 2024	$42,732,199

Class R6

Net asset value, offering price and redemption price per share,
($42,732,199 ÷ 3,430,950 shares of beneficial interest issued and outstanding)	$12.45

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $188,152 foreign withholding tax)	$1,292,322
Affiliated dividend income	54,446
Interest income	3,982
Income from securities lending, net (including affiliated income of $161)	605

Total income	1,351,355

Expenses
Management fee	291,149
Custodian and accounting fees	131,272
Professional fees	85,605
Audit fee	31,164
Shareholders’ reports	13,698
Trustees’ fees	10,097
Transfer agent’s fees and expenses (including affiliated expense of $387)	427
Registration fees	249
Miscellaneous	16,461

Total expenses	580,122
Less: Fee waiver and/or expense reimbursement	(112,911)

Net expenses	467,211

Net investment income (loss)	884,144

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(69)) (net of foreign capital gains taxes $(274,086))	2,229,054
Futures transactions	102,205
Foreign currency transactions	(28,623)

2,302,636

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(108,318))	5,716,244
Futures	83,233
Foreign currencies	(3,745)

5,795,732

Net gain (loss) on investment and foreign currency transactions	8,098,368

Net Increase (Decrease) In Net Assets Resulting From Operations	$8,982,512

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 19

PGIM Quant Solutions Emerging Markets Equity Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$884,144	$947,391
Net realized gain (loss) on investment and foreign currency transactions	2,302,636	(1,162,979)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,795,732	4,576,407

Net increase (decrease) in net assets resulting from operations	8,982,512	4,360,819

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,306,279)	(1,391,984)

Fund share transactions
Net proceeds from shares sold (463,928 and 337,480 shares, respectively)	5,528,953	3,482,394
Net asset value of shares issued in reinvestment of dividends and distributions (125,123 and 136,737 shares, respectively)	1,306,279	1,391,984
Cost of shares purchased (640,346 and 437,103 shares, respectively)	(7,214,867)	(4,588,650)

Net increase (decrease) in net assets from Fund share transactions	(379,635)	285,728

Total increase (decrease)	7,296,598	3,254,563

Net Assets:

Beginning of year	35,435,601	32,181,038

End of year	$42,732,199	$35,435,601

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Financial Highlights

Class R6 Shares
	Year Ended October 31,
	2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.18	$9.34		$12.83	$11.61	$11.14
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.27		0.38	0.29	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.38	0.98		(3.45)	1.11	0.53
Total from investment operations	2.64	1.25		(3.07)	1.40	0.71
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.41)		(0.35)	(0.18)	(0.24)
Distributions from net realized gains	-	-		(0.07)	-	-
Total dividends and distributions	(0.37)	(0.41)		(0.42)	(0.18)	(0.24)
Net asset value, end of year	$12.45	$10.18		$9.34	$12.83	$11.61
Total Return(b):	26.77%	13.37%		(24.71)%	12.08%	6.42%

Ratios/Supplemental Data:
Net assets, end of year (000)	$42,732	$35,436		$32,181	$41,893	$36,054
Average net assets (000)	$38,820	$37,262		$38,004	$45,007	$32,007
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20%	1.21	%(d)	1.20%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.49%	1.61%		1.54%	1.42%	1.53%
Net investment income (loss)	2.28%	2.54%		3.36%	2.15%	1.66%
Portfolio turnover rate(e)	96%	101%		101%	108%	106%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 21

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 93.2%

COMMON STOCKS 90.4%

Australia 7.0%

Ampol Ltd.	492	$9,008
ANZ Group Holdings Ltd.	6,533	133,146
APA Group, UTS	2,646	12,115
Aristocrat Leisure Ltd.	1,234	49,656
ASX Ltd.	419	17,844
BHP Group Ltd.	11,011	305,914
BlueScope Steel Ltd.	932	12,385
Brambles Ltd.	3,015	36,301
CAR Group Ltd.	782	19,261
Cochlear Ltd.	139	25,734
Coles Group Ltd.	2,899	33,459
Commonwealth Bank of Australia	3,634	338,959
Computershare Ltd.	1,121	19,379
Dexus, REIT	2,218	10,410
Endeavour Group Ltd.	3,200	9,844
Fortescue Ltd.	3,623	45,370
Glencore PLC*	22,516	118,088
Goodman Group, REIT	3,700	88,354
GPT Group (The), REIT	4,147	12,848
Insurance Australia Group Ltd.	5,026	24,680
Lottery Corp. Ltd. (The)	4,818	15,743
Macquarie Group Ltd.	785	118,807
Medibank Private Ltd.	5,961	14,009
Mineral Resources Ltd.	384	9,868
Mirvac Group, REIT	8,139	11,378
National Australia Bank Ltd.	6,693	169,635
Northern Star Resources Ltd.	2,459	28,535
Orica Ltd.	1,016	11,541
Origin Energy Ltd.	3,686	23,274
Pilbara Minerals Ltd.*	5,897	10,922
Pro Medicus Ltd.	120	15,201
Qantas Airways Ltd.*	1,743	9,228
QBE Insurance Group Ltd.	3,241	36,591
Ramsay Health Care Ltd.	378	9,942
REA Group Ltd.	115	17,001
Reece Ltd.	466	6,944
Rio Tinto Ltd.	801	62,893
Rio Tinto PLC	2,448	158,209
Santos Ltd.	7,030	31,276
Scentre Group, REIT	11,114	25,481
SEEK Ltd.	734	11,925
Seven Group Holdings Ltd.	441	12,015

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Australia (cont’d.)

Sonic Healthcare Ltd.	977	$17,215
South32 Ltd.	9,770	23,430
Stockland, REIT	5,167	17,473
Suncorp Group Ltd.	2,754	32,305
Telstra Group Ltd.	8,652	21,660
Transurban Group, UTS	6,714	55,954
Treasury Wine Estates Ltd.	1,751	13,000
Vicinity Ltd., REIT	7,981	11,346
Washington H Soul Pattinson & Co. Ltd.	484	10,606
Wesfarmers Ltd.	2,464	108,394
Westpac Banking Corp.	7,492	157,345
WiseTech Global Ltd.	357	27,410
Woodside Energy Group Ltd.	4,110	64,685
Woolworths Group Ltd.	2,644	51,857

		2,745,853

Austria 0.2%

Erste Group Bank AG	726	41,067
Mondi PLC	952	15,416
OMV AG	319	13,219
Verbund AG	141	11,612
voestalpine AG	239	4,975

		86,289

Belgium 0.8%

Ageas SA/NV	346	18,057
Anheuser-Busch InBev SA/NV	1,951	115,678
D’ieteren Group	48	10,392
Elia Group SA/NV	61	5,804
Groupe Bruxelles Lambert NV	181	13,078
KBC Group NV	497	36,202
Lotus Bakeries NV	1	13,108
Sofina SA	32	7,846
Syensqo SA	162	12,567
UCB SA	273	52,566
Warehouses De Pauw CVA, REIT	388	9,234

		294,532

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 23

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Brazil 0.0%

Yara International ASA	341	$10,287

Burkina Faso 0.0%

Endeavour Mining PLC	381	8,544

Chile 0.1%

Antofagasta PLC	844	18,852

China 0.5%

BOC Hong Kong Holdings Ltd.	7,989	26,082
Prosus NV	3,078	129,798
SITC International Holdings Co. Ltd.	3,096	8,750
Wharf Holdings Ltd. (The)	2,477	7,018
Wilmar International Ltd.	3,963	9,566

		181,214

Denmark 3.1%

AP Moller - Maersk A/S (Class A Stock)	7	10,675
AP Moller - Maersk A/S (Class B Stock)	10	15,818
Carlsberg A/S (Class B Stock)	203	22,434
Coloplast A/S (Class B Stock)	270	33,818
Danske Bank A/S	1,476	43,644
Demant A/S*	208	7,683
DSV A/S	443	96,975
Genmab A/S*	136	30,458
Novo Nordisk A/S (Class B Stock)	6,992	784,258
Novonesis (Novozymes) B (Class B Stock)	765	48,074
Orsted A/S, 144A*	405	23,837
Pandora A/S	175	26,459
ROCKWOOL A/S (Class B Stock)	19	8,222
Tryg A/S	720	16,992
Vestas Wind Systems A/S*	2,161	41,183
Zealand Pharma A/S*	139	16,046

		1,226,576

Finland 0.9%

Elisa OYJ	308	14,677
Fortum OYJ	971	14,336
Kesko OYJ (Class B Stock)	564	12,114
Kone OYJ (Class B Stock)	736	40,360

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Finland (cont’d.)

Metso OYJ	1,299	$12,363
Neste OYJ	913	14,659
Nokia OYJ	11,409	53,988
Nordea Bank Abp	6,829	79,947
Orion OYJ (Class B Stock)	222	10,798
Sampo OYJ (Class A Stock)	1,091	48,376
Stora Enso OYJ (Class R Stock)	1,260	14,061
UPM-Kymmene OYJ	1,151	33,870
Wartsila OYJ Abp	1,089	20,857

		370,406

France 8.6%

Accor SA	410	18,601
Aeroports de Paris SA	71	8,447
Air Liquide SA	1,255	225,023
Airbus SE	1,286	196,168
Alstom SA*	723	15,903
Amundi SA, 144A	126	9,135
Arkema SA	124	10,927
AXA SA	3,945	148,124
BioMerieux	85	9,513
BNP Paribas SA	2,203	150,452
Bollore SE	1,522	9,502
Bouygues SA	393	12,632
Bureau Veritas SA	688	21,820
Capgemini SE	336	58,290
Carrefour SA	1,188	18,867
Cie de Saint-Gobain SA	985	89,325
Cie Generale des Etablissements Michelin SCA	1,465	49,510
Covivio SA, REIT	121	6,884
Credit Agricole SA	2,266	34,733
Danone SA	1,398	99,871
Dassault Aviation SA	41	8,278
Dassault Systemes SE	1,449	49,592
Edenred SE	534	17,271
Eiffage SA	159	14,799
Engie SA	3,953	66,258
EssilorLuxottica SA	646	151,524
Eurazeo SE	99	7,551
Gecina SA, REIT	95	10,152
Getlink SE	632	10,741

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 25

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont’d.)

Hermes International SCA	69	$156,820
Ipsen SA	78	9,509
Kering SA	162	40,463
Klepierre SA, REIT	468	14,963
La Francaise des Jeux SAEM, 144A	217	9,276
Legrand SA	565	63,771
L’Oreal SA	523	196,214
LVMH Moet Hennessy Louis Vuitton SE	598	398,101
Orange SA	3,984	43,767
Pernod Ricard SA	442	55,148
Publicis Groupe SA	497	52,823
Renault SA	411	18,805
Rexel SA	468	12,894
Safran SA	743	168,190
Sartorius Stedim Biotech	64	12,839
SEB SA	51	5,388
Societe Generale SA	1,559	44,777
Sodexo SA	191	16,579
Teleperformance SE	113	11,978
Thales SA	203	32,723
TotalEnergies SE	4,685	294,010
Unibail-Rodamco-Westfield, REIT	255	20,852
Veolia Environnement SA	1,487	47,212
Vinci SA	1,081	121,094
Vivendi SE	1,525	16,295

		3,394,384

Germany 7.9%

adidas AG	351	84,061
Allianz SE	848	266,955
BASF SE	1,932	93,920
Bayer AG	2,119	57,101
Bayerische Motoren Werke AG	690	54,397
Bechtle AG	169	5,770
Beiersdorf AG	216	29,159
Brenntag SE	276	18,004
Carl Zeiss Meditec AG	83	5,225
Commerzbank AG	2,180	38,664
Continental AG	238	14,854
Covestro AG, 144A*	409	25,905
CTS Eventim AG & Co. KGaA	131	13,757

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont’d.)

Daimler Truck Holding AG	1,069	$44,204
Deutsche Bank AG	4,102	69,692
Deutsche Boerse AG	411	95,466
Deutsche Lufthansa AG	1,234	8,575
Deutsche Post AG	2,208	88,694
Deutsche Telekom AG	7,578	229,110
E.ON SE	4,843	65,357
Evonik Industries AG	536	11,813
Fresenius Medical Care AG	445	17,419
Fresenius SE & Co. KGaA*	904	33,006
GEA Group AG	338	16,648
Hannover Rueck SE	131	34,400
Heidelberg Materials AG	293	32,271
Henkel AG & Co. KGaA	214	16,704
Infineon Technologies AG	2,818	89,118
Knorr-Bremse AG	159	13,116
LEG Immobilien SE	162	15,304
Mercedes-Benz Group AG	1,621	98,477
Merck KGaA	277	45,795
MTU Aero Engines AG	117	38,240
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	290	148,300
Nemetschek SE	125	13,469
Puma SE	218	9,941
Rational AG	12	11,752
Rheinmetall AG	95	48,909
RWE AG	1,353	43,850
SAP SE	2,267	529,311
Scout24 SE, 144A	157	13,562
Siemens AG	1,650	321,007
Siemens Energy AG*	1,384	56,845
Siemens Healthineers AG, 144A	611	31,897
Symrise AG	287	34,535
Talanx AG	133	10,250
Vonovia SE	1,603	52,556
Zalando SE, 144A*	487	14,743

		3,112,108

Hong Kong 1.7%

AIA Group Ltd.	24,152	190,615
Brightoil Petroleum Holdings Ltd.*^	7,000	—
CK Asset Holdings Ltd.	4,211	17,214

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 27

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont’d.)

CK Infrastructure Holdings Ltd.	1,362	$9,638
CLP Holdings Ltd.	3,654	31,039
Futu Holdings Ltd., ADR*	124	11,779
Hang Seng Bank Ltd.	1,672	20,452
Henderson Land Development Co. Ltd.	3,099	9,938
HKT Trust & HKT Ltd., UTS	8,670	10,774
Hong Kong & China Gas Co. Ltd.	24,372	18,878
Hong Kong Exchanges & Clearing Ltd.	2,626	105,146
Hongkong Land Holdings Ltd.	2,291	9,823
Jardine Matheson Holdings Ltd.	364	13,986
Link REIT, REIT	5,450	25,394
MTR Corp. Ltd.	3,406	12,392
Power Assets Holdings Ltd.	3,158	21,036
Prudential PLC	5,999	49,941
Sino Land Co. Ltd.	8,422	8,428
Sun Hung Kai Properties Ltd.	3,251	35,202
Swire Pacific Ltd. (Class A Stock)	929	7,781
Techtronic Industries Co. Ltd.	3,096	44,785
WH Group Ltd., 144A	18,393	14,316
Wharf Real Estate Investment Co. Ltd.	4,025	12,102

		680,659

Ireland 0.4%

AerCap Holdings NV	433	40,507
AIB Group PLC	3,930	21,069
Bank of Ireland Group PLC	2,179	20,196
Kerry Group PLC (Class A Stock)	338	33,758
Kingspan Group PLC	336	29,671

		145,201

Israel 0.6%

Azrieli Group Ltd.	87	6,642
Bank Hapoalim BM	2,718	28,319
Bank Leumi Le-Israel BM	3,258	33,100
Check Point Software Technologies Ltd.*	186	32,217
Elbit Systems Ltd.	55	12,598
Enlight Renewable Energy Ltd.*	1	8
Global-e Online Ltd.*	248	9,533
ICL Group Ltd.	1,596	6,552
Israel Discount Bank Ltd. (Class A Stock)	2,678	15,741

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Israel (cont’d.)

Mizrahi Tefahot Bank Ltd.	336	$13,854
Nice Ltd.*	135	23,458
Teva Pharmaceutical Industries Ltd., ADR*	2,477	45,676
Wix.com Ltd.*	124	20,723

		248,421

Italy 2.4%

Amplifon SpA	257	7,179
Banco BPM SpA	2,788	18,805
Coca-Cola HBC AG*	473	16,552
Davide Campari-Milano NV	1,328	8,916
DiaSorin SpA	51	5,539
Enel SpA	17,658	133,920
Eni SpA	4,977	75,816
Ferrari NV	274	130,799
FinecoBank Banca Fineco SpA	1,307	20,865
Generali	2,208	61,219
Infrastrutture Wireless Italiane SpA, 144A	693	7,813
Intesa Sanpaolo SpA	31,755	135,912
Leonardo SpA	866	20,642
Mediobanca Banca di Credito Finanziario SpA	1,058	17,454
Moncler SpA	474	26,334
Nexi SpA, 144A*	1,218	7,699
Poste Italiane SpA, 144A	990	13,921
Prysmian SpA	585	41,286
Recordati Industria Chimica e Farmaceutica SpA	227	12,879
Snam SpA	4,350	20,897
Telecom Italia SpA*	20,553	5,206
Terna - Rete Elettrica Nazionale	3,010	26,072
UniCredit SpA	3,189	141,079

		956,804

Japan 20.4%

Advantest Corp.	1,691	97,908
Aeon Co. Ltd.	1,443	35,358
AGC, Inc.	446	13,668
Aisin Corp.	1,208	12,560
Ajinomoto Co., Inc.	1,034	39,722
ANA Holdings, Inc.	341	6,717
Asahi Group Holdings Ltd.	3,140	37,697

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 29

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Asahi Kasei Corp.	2,570	$17,730
Asics Corp.	1,486	25,956
Astellas Pharma, Inc.	3,920	45,897
Bandai Namco Holdings, Inc.	1,245	26,103
Bridgestone Corp.	1,239	44,152
Brother Industries Ltd.	464	9,037
Canon, Inc.	2,031	66,058
Capcom Co. Ltd.	743	14,703
Central Japan Railway Co.	1,684	34,874
Chiba Bank Ltd. (The)	1,084	7,911
Chubu Electric Power Co., Inc.	1,331	15,300
Chugai Pharmaceutical Co. Ltd.	1,499	71,325
Concordia Financial Group Ltd.	2,198	10,887
Dai Nippon Printing Co. Ltd.	867	15,048
Daifuku Co. Ltd.	712	13,383
Dai-ichi Life Holdings, Inc.	1,951	48,639
Daiichi Sankyo Co. Ltd.	4,062	132,211
Daikin Industries Ltd.	582	69,873
Daito Trust Construction Co. Ltd.	152	16,797
Daiwa House Industry Co. Ltd.	1,220	36,391
Daiwa Securities Group, Inc.	2,756	18,031
Denso Corp.	4,069	57,794
Dentsu Group, Inc.	483	14,909
Disco Corp.	192	54,631
East Japan Railway Co.	1,914	38,443
Eisai Co. Ltd.	566	19,176
ENEOS Holdings, Inc.	6,261	31,584
FANUC Corp.	2,022	53,646
Fast Retailing Co. Ltd.	418	133,644
Fuji Electric Co. Ltd.	310	15,788
FUJIFILM Holdings Corp.	2,403	57,163
Fujitsu Ltd.	3,592	69,059
Hamamatsu Photonics KK	681	9,005
Hankyu Hanshin Holdings, Inc.	539	14,655
Hikari Tsushin, Inc.	50	10,092
Hitachi Construction Machinery Co. Ltd.	260	5,641
Hitachi Ltd.	10,063	252,831
Honda Motor Co. Ltd.	9,611	96,659
Hoshizaki Corp.	272	8,940
Hoya Corp.	731	97,803
Hulic Co. Ltd.	842	7,797
Ibiden Co. Ltd.	285	9,053

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Idemitsu Kosan Co. Ltd.	2,003	$13,655
Inpex Corp.	2,013	26,535
Isuzu Motors Ltd.	1,208	15,622
ITOCHU Corp.	2,570	127,132
Japan Airlines Co. Ltd.	285	4,571
Japan Exchange Group, Inc.	2,167	25,400
Japan Post Bank Co. Ltd.	3,158	28,205
Japan Post Holdings Co. Ltd.	4,180	38,565
Japan Post Insurance Co. Ltd.	403	6,641
Japan Real Estate Investment Corp., REIT	3	10,912
Japan Tobacco, Inc.	2,589	72,278
JFE Holdings, Inc.	1,195	14,387
Kajima Corp.	867	14,935
Kansai Electric Power Co., Inc. (The)	1,499	24,040
Kao Corp.	1,009	44,472
Kawasaki Kisen Kaisha Ltd.	836	11,549
KDDI Corp.	3,381	105,418
Keisei Electric Railway Co. Ltd.	279	7,259
Keyence Corp.	409	184,628
Kikkoman Corp.	1,424	16,707
Kirin Holdings Co. Ltd.	1,610	23,703
Kobe Bussan Co. Ltd.	372	9,125
Kokusai Electric Corp.	310	5,652
Komatsu Ltd.	2,019	52,262
Konami Group Corp.	248	22,732
Kubota Corp.	2,075	26,512
Kyocera Corp.	2,787	28,265
Kyowa Kirin Co. Ltd.	570	9,395
Lasertec Corp.	170	23,068
LY Corp.	5,512	15,036
M3, Inc.	910	9,353
Makita Corp.	526	17,175
Marubeni Corp.	3,096	46,283
MatsukiyoCocokara & Co.	694	9,449
Mazda Motor Corp.	1,177	8,321
McDonald’s Holdings Co. Japan Ltd.	186	7,882
MEIJI Holdings Co. Ltd.	484	11,290
MINEBEA MITSUMI, Inc.	805	14,172
Mitsubishi Chemical Group Corp.	2,849	15,373
Mitsubishi Corp.	7,270	132,998
Mitsubishi Electric Corp.	4,168	73,326
Mitsubishi Estate Co. Ltd.	2,490	36,822

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 31

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Mitsubishi HC Capital, Inc.	1,748	$11,705
Mitsubishi Heavy Industries Ltd.	6,874	97,040
Mitsubishi UFJ Financial Group, Inc.	23,966	252,607
Mitsui & Co. Ltd.	5,574	113,641
Mitsui Chemicals, Inc.	396	9,047
Mitsui Fudosan Co. Ltd.	5,778	49,300
Mitsui OSK Lines Ltd.	780	26,556
Mizuho Financial Group, Inc.	5,221	108,445
MonotaRO Co. Ltd.	570	8,599
MS&AD Insurance Group Holdings, Inc.	2,805	62,045
Murata Manufacturing Co. Ltd.	3,660	63,944
NEC Corp.	526	44,758
Nexon Co. Ltd.	706	12,236
Nidec Corp.	1,845	36,754
Nintendo Co. Ltd.	2,260	119,380
Nippon Building Fund, Inc., REIT	19	16,297
Nippon Paint Holdings Co. Ltd.	1,951	14,932
Nippon Prologis REIT, Inc., REIT	5	8,044
Nippon Sanso Holdings Corp.	427	14,822
Nippon Steel Corp.	1,907	38,158
Nippon Telegraph & Telephone Corp.	64,467	62,200
Nippon Yusen KK	1,053	35,254
Nissan Motor Co. Ltd.	4,799	12,785
Nissin Foods Holdings Co. Ltd.	464	12,494
Nitori Holdings Co. Ltd.	162	20,631
Nitto Denko Corp.	1,548	25,470
Nomura Holdings, Inc.	6,502	33,342
Nomura Real Estate Holdings, Inc.	235	5,786
Nomura Research Institute Ltd.	842	25,187
NTT Data Group Corp.	1,300	20,566
Obayashi Corp.	1,331	16,317
Obic Co. Ltd.	774	25,292
Olympus Corp.	2,558	45,027
Omron Corp.	415	16,385
Ono Pharmaceutical Co. Ltd.	793	9,905
Oracle Corp.	93	8,897
Oriental Land Co. Ltd.	2,384	57,615
ORIX Corp.	2,477	52,190
Osaka Gas Co. Ltd.	830	17,786
Otsuka Corp.	483	10,840
Otsuka Holdings Co. Ltd.	935	56,484
Pan Pacific International Holdings Corp.	836	20,740

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Panasonic Holdings Corp.	4,899	$40,319
Rakuten Group, Inc.*	3,096	18,479
Recruit Holdings Co. Ltd.	3,189	194,728
Renesas Electronics Corp.	3,641	48,783
Resona Holdings, Inc.	4,372	28,845
Ricoh Co. Ltd.	1,115	12,078
Rohm Co. Ltd.	675	7,442
SBI Holdings, Inc.	588	12,912
SCREEN Holdings Co. Ltd.	167	10,661
SCSK Corp.	328	6,120
Secom Co. Ltd.	929	33,038
Seiko Epson Corp.	588	10,687
Sekisui Chemical Co. Ltd.	805	11,361
Sekisui House Ltd.	1,319	31,856
Seven & i Holdings Co. Ltd.	4,830	69,552
SG Holdings Co. Ltd.	650	6,518
Shimadzu Corp.	545	16,076
Shimano, Inc.	167	24,534
Shin-Etsu Chemical Co. Ltd.	3,932	144,084
Shionogi & Co. Ltd.	1,653	23,609
Shiseido Co. Ltd.	898	19,383
Shizuoka Financial Group, Inc.	966	7,708
SMC Corp.	118	50,096
SoftBank Corp.	61,928	77,961
SoftBank Group Corp.	2,229	132,890
Sompo Holdings, Inc.	2,062	44,207
Sony Group Corp.	13,562	238,658
Subaru Corp.	1,282	22,896
SUMCO Corp.	731	6,989
Sumitomo Corp.	2,217	46,771
Sumitomo Electric Industries Ltd.	1,468	22,582
Sumitomo Metal Mining Co. Ltd.	564	15,594
Sumitomo Mitsui Financial Group, Inc.	8,212	174,214
Sumitomo Mitsui Trust Group, Inc.	1,400	30,702
Sumitomo Realty & Development Co. Ltd.	650	19,281
Suntory Beverage & Food Ltd.	353	11,908
Suzuki Motor Corp.	3,425	33,987
Sysmex Corp.	1,040	19,296
T&D Holdings, Inc.	1,022	16,313
Taisei Corp.	403	16,971
Takeda Pharmaceutical Co. Ltd.	3,457	96,455
TDK Corp.	4,211	49,502

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 33

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Terumo Corp.	2,923	$55,669
TIS, Inc.	464	11,571
Toho Co. Ltd.	260	9,929
Tokio Marine Holdings, Inc.	4,093	147,414
Tokyo Electric Power Co. Holdings, Inc.*	3,158	12,754
Tokyo Electron Ltd.	972	143,033
Tokyo Gas Co. Ltd.	768	18,949
Tokyu Corp.	1,022	12,600
TOPPAN Holdings, Inc.	557	16,293
Toray Industries, Inc.	2,843	15,460
TOTO Ltd.	328	9,151
Toyota Industries Corp.	328	22,738
Toyota Motor Corp.	22,232	383,066
Toyota Tsusho Corp.	1,319	22,421
Trend Micro, Inc.	272	14,232
Unicharm Corp.	892	28,763
West Japan Railway Co.	941	16,725
Yakult Honsha Co. Ltd.	526	11,431
Yamaha Motor Co. Ltd.	1,827	15,970
Yaskawa Electric Corp.	570	16,336
Yokogawa Electric Corp.	526	11,662
Zensho Holdings Co. Ltd.	248	12,442
ZOZO, Inc.	334	10,830

		8,058,342

Jordan 0.0%

Hikma Pharmaceuticals PLC	342	8,191

Luxembourg 0.1%

ArcelorMittal SA	1,016	25,130
Eurofins Scientific SE	292	14,402

		39,532

Macau 0.1%

Galaxy Entertainment Group Ltd.	4,954	22,048
Sands China Ltd.*	5,450	13,867

		35,915

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Netherlands 3.7%

ABN AMRO Bank NV, 144A, CVA	992	$16,393
Adyen NV, 144A*	48	73,328
Aegon Ltd.	2,859	18,045
Akzo Nobel NV	365	23,292
Argenx SE*	129	76,066
ASM International NV	102	56,968
ASML Holding NV	868	584,278
ASR Nederland NV	343	16,258
BE Semiconductor Industries NV	165	17,563
Euronext NV, 144A	175	19,308
EXOR NV	216	22,814
Heineken Holding NV	277	19,193
Heineken NV	624	51,178
IMCD NV	123	19,556
ING Groep NV	7,172	121,712
JDE Peet’s NV	255	5,757
Koninklijke Ahold Delhaize NV	2,020	66,657
Koninklijke KPN NV	8,515	33,291
Koninklijke Philips NV*	1,720	45,251
NN Group NV	584	28,670
Randstad NV	228	10,512
Universal Music Group NV	1,761	44,318
Wolters Kluwer NV	537	90,261

		1,460,669

New Zealand 0.2%

Auckland International Airport Ltd.	3,230	14,093
Fisher & Paykel Healthcare Corp. Ltd.	1,250	26,789
Mercury NZ Ltd.	1,582	6,227
Meridian Energy Ltd.	2,668	9,475
Spark New Zealand Ltd.	3,792	6,579
Xero Ltd.*	314	30,507

		93,670

Norway 0.5%

Aker BP ASA	684	14,636
DNB Bank ASA	1,938	40,161
Equinor ASA	1,814	43,105
Gjensidige Forsikring ASA	433	7,831
Kongsberg Gruppen ASA	190	19,834

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 35

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Norway (cont’d.)

Mowi ASA	972	$16,757
Norsk Hydro ASA	3,044	18,895
Orkla ASA	1,518	14,024
Salmar ASA	150	7,628
Telenor ASA	1,299	15,954

		198,825

Poland 0.0%

InPost SA*	418	8,154

Portugal 0.1%

EDP SA	6,714	26,432
Galp Energia SGPS SA	977	16,699
Jeronimo Martins SGPS SA	584	11,352

		54,483

Russia 0.0%

Evraz PLC*^	2,361	—

Singapore 1.4%

CapitaLand Ascendas REIT, REIT	8,123	16,461
CapitaLand Integrated Commercial Trust, REIT	12,378	18,806
CapitaLand Investment Ltd.	5,078	10,728
DBS Group Holdings Ltd.	4,335	125,692
Genting Singapore Ltd.	12,448	7,840
Grab Holdings Ltd. (Class A Stock)*	4,459	18,193
Keppel Ltd.	3,158	15,204
Oversea-Chinese Banking Corp. Ltd.	7,353	84,362
Sea Ltd., ADR*	805	75,710
Sembcorp Industries Ltd.	1,858	7,049
Singapore Airlines Ltd.	3,096	15,103
Singapore Exchange Ltd.	1,858	15,921
Singapore Technologies Engineering Ltd.	3,468	11,890
Singapore Telecommunications Ltd.	16,101	37,986
STMicroelectronics NV	1,461	39,713
United Overseas Bank Ltd.	2,760	67,093

		567,751

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

South Africa 0.2%

Anglo American PLC	2,751	$85,282

South Korea 0.0%

Delivery Hero SE, 144A *	401	17,023

Spain 2.5%

Acciona SA	51	6,545
ACS Actividades de Construccion y Servicios SA	398	19,086
Aena SME SA, 144A	160	35,459
Amadeus IT Group SA	972	70,464
Banco Bilbao Vizcaya Argentaria SA	12,475	124,185
Banco de Sabadell SA	11,776	22,968
Banco Santander SA	33,538	163,846
CaixaBank SA	7,866	47,934
Cellnex Telecom SA, 144A	1,147	42,124
EDP Renovaveis SA	676	9,162
Endesa SA	688	14,848
Grifols SA*	615	6,904
Iberdrola SA	13,220	196,377
Industria de Diseno Textil SA	2,369	135,068
Redeia Corp. SA	879	16,275
Repsol SA	2,635	32,986
Telefonica SA	9,008	42,271

		986,502

Sweden 2.9%

AddTech AB (Class B Stock)	563	15,675
Alfa Laval AB	619	27,403
Assa Abloy AB (Class B Stock)	2,170	67,970
Atlas Copco AB (Class A Stock)	5,794	95,621
Atlas Copco AB (Class B Stock)	3,389	49,275
Beijer Ref AB	794	11,960
Boliden AB	592	18,520
Epiroc AB (Class A Stock)	1,410	27,538
Epiroc AB (Class B Stock)	844	14,540
EQT AB	806	23,384
Essity AB (Class B Stock)	1,319	37,273
Evolution AB, 144A	390	36,873
Fastighets AB Balder (Class B Stock)*	1,435	11,164
Getinge AB (Class B Stock)	472	8,350

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 37

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont’d.)

H & M Hennes & Mauritz AB (Class B Stock)	1,200	$17,889
Hexagon AB (Class B Stock)	4,442	41,529
Holmen AB (Class B Stock)	157	6,204
Husqvarna AB (Class B Stock)	721	4,656
Industrivarden AB (Class A Stock)	268	9,244
Industrivarden AB (Class C Stock)	347	11,927
Indutrade AB	591	16,082
Investment AB Latour (Class B Stock)	305	8,419
Investor AB (Class B Stock)	3,734	105,687
L E Lundbergforetagen AB (Class B Stock)	157	7,773
Lifco AB (Class B Stock)	505	15,068
Nibe Industrier AB (Class B Stock)	3,280	15,903
Saab AB (Class B Stock)	694	14,254
Sagax AB (Class B Stock)	459	11,061
Sandvik AB	2,281	44,898
Securitas AB (Class B Stock)	1,014	11,929
Skandinaviska Enskilda Banken AB (Class A Stock)	3,446	48,669
Skanska AB (Class B Stock)	737	15,004
SKF AB (Class B Stock)	738	13,998
Svenska Cellulosa AB SCA (Class B Stock)	1,312	17,370
Svenska Handelsbanken AB (Class A Stock)	3,121	32,429
Swedbank AB (Class A Stock)	1,838	37,294
Swedish Orphan Biovitrum AB*	422	13,166
Tele2 AB (Class B Stock)	1,245	13,064
Telefonaktiebolaget LM Ericsson (Class B Stock)	5,935	49,760
Telia Co. AB	5,107	14,853
Trelleborg AB (Class B Stock)	450	14,969
Volvo AB (Class A Stock)	413	10,837
Volvo AB (Class B Stock)	3,438	89,549
Volvo Car AB (Class B Stock)*	1,546	3,340

		1,162,371

Switzerland 5.8%

ABB Ltd.	3,423	190,220
Adecco Group AG	352	11,011
Avolta AG*	202	8,031
Bachem Holding AG	69	5,461
Baloise Holding AG	90	17,224
Banque Cantonale Vaudoise	62	6,178
Barry Callebaut AG	8	14,031
BKW AG	43	7,555

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont’d.)

Chocoladefabriken Lindt & Spruengli AG	4	$47,185
Cie Financiere Richemont SA (Class A Stock)	1,167	169,916
Clariant AG*	445	6,184
DSM-Firmenich AG	404	47,908
EMS-Chemie Holding AG	15	11,536
Galderma Group AG*	129	12,072
Geberit AG	75	46,987
Givaudan SA	20	94,949
Helvetia Holding AG	77	13,006
Julius Baer Group Ltd.	441	26,888
Kuehne + Nagel International AG	108	26,961
Logitech International SA	336	27,512
Lonza Group AG	158	97,222
Novartis AG	4,266	462,888
Partners Group Holding AG	50	68,791
Sandoz Group AG	887	40,437
Schindler Holding AG	48	13,684
Schindler Holding AG (Part. Cert.)	85	24,737
SGS SA	333	35,254
SIG Group AG*	662	14,286
Sika AG	330	91,911
Sonova Holding AG	110	40,253
Straumann Holding AG	242	31,905
Swatch Group AG (The)	120	4,862
Swatch Group AG (The) (Bearer Shares)	63	12,928
Swiss Life Holding AG	65	52,930
Swiss Prime Site AG	168	18,225
Swisscom AG	58	35,338
Temenos AG	132	9,143
UBS Group AG	7,119	217,756
VAT Group AG, 144A	59	24,567
Zurich Insurance Group AG	315	185,726

		2,273,658

United Arab Emirates 0.0%

NMC Health PLC*^	372	—

United Kingdom 10.0%

3i Group PLC	2,107	86,403
Admiral Group PLC	562	18,597
Ashtead Group PLC	947	70,843

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 39

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Associated British Foods PLC	711	$20,435
AstraZeneca PLC	3,366	478,960
Auto Trader Group PLC, 144A	1,883	20,332
Aviva PLC	5,793	33,949
BAE Systems PLC	6,579	106,036
Barclays PLC	32,151	98,559
Barratt Redrow PLC	2,984	17,193
Berkeley Group Holdings PLC	221	12,611
British American Tobacco PLC	4,332	151,486
BT Group PLC	13,839	24,711
Bunzl PLC	723	31,830
Centrica PLC	11,302	17,109
CK Hutchison Holdings Ltd.	5,945	31,266
Coca-Cola Europacific Partners PLC	495	37,620
Compass Group PLC	3,674	119,318
Croda International PLC	288	13,819
DCC PLC	214	13,539
Diageo PLC	4,827	149,066
Entain PLC	1,318	12,676
Halma PLC	812	25,940
Hargreaves Lansdown PLC	734	10,301
HSBC Holdings PLC	40,204	368,993
Imperial Brands PLC	1,756	52,993
Informa PLC	2,936	30,672
InterContinental Hotels Group PLC	349	38,494
Intertek Group PLC	346	20,771
J Sainsbury PLC	3,419	11,771
JD Sports Fashion PLC	5,346	8,572
Kingfisher PLC	3,903	14,760
Land Securities Group PLC, REIT	1,460	11,339
Legal & General Group PLC	12,894	36,166
Lloyds Banking Group PLC	135,067	92,710
London Stock Exchange Group PLC	1,035	140,280
M&G PLC	4,895	12,263
Melrose Industries PLC	2,777	17,008
National Grid PLC	10,416	130,785
NatWest Group PLC	14,388	68,174
Next PLC	259	32,767
Pearson PLC	1,318	19,354
Persimmon PLC	692	13,114
Phoenix Group Holdings PLC	1,549	9,840
Reckitt Benckiser Group PLC	1,512	91,724

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

RELX PLC	4,049	$185,686
Rentokil Initial PLC	5,401	27,090
Rolls-Royce Holdings PLC*	18,409	127,029
Sage Group PLC (The)	2,172	27,145
Schroders PLC	1,663	7,369
Segro PLC, REIT	2,781	28,178
Severn Trent PLC	581	19,221
Smith & Nephew PLC	1,871	23,262
Smiths Group PLC	747	14,740
Spirax Group PLC	160	13,355
SSE PLC	2,367	53,786
Standard Chartered PLC	4,723	54,770
Taylor Wimpey PLC	7,662	14,486
Tesco PLC	14,992	66,200
Unilever PLC	5,404	329,655
United Utilities Group PLC	1,471	19,413
Vodafone Group PLC	49,243	45,792
Whitbread PLC	399	15,524
Wise PLC (Class A Stock)*	1,442	13,153
WPP PLC	2,307	24,249

		3,935,252

United States 8.3%

Alcon AG	1,078	99,017
BP PLC	35,779	174,989
CSL Ltd.	1,046	196,392
CyberArk Software Ltd.*	93	25,716
Experian PLC	1,989	97,075
Ferrovial SE	1,130	45,350
GSK PLC	8,972	162,022
Haleon PLC	16,808	80,780
Holcim AG*	1,125	110,476
James Hardie Industries PLC, CDI*	932	29,724
Monday.com Ltd.*	74	21,746
Nestle SA	5,689	537,569
QIAGEN NV*	474	20,087
Roche Holding AG	1,525	472,603
Roche Holding AG (Bearer Shares)	69	23,451
Sanofi SA	2,475	261,558
Schneider Electric SE	1,187	307,491
Shell PLC	13,681	456,772

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 41

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Stellantis NV	4,581	$62,770
Swiss Re AG	653	83,380
Tenaris SA	1,022	16,838

		3,285,806

TOTAL COMMON STOCKS
(cost $21,047,742)		35,751,556

PREFERRED STOCKS 0.3%

Germany

Bayerische Motoren Werke AG (PRFC)	121	8,904
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A	245	17,238
Henkel AG & Co. KGaA (PRFC)	362	31,347
Porsche Automobil Holding SE (PRFC)	332	13,792
Sartorius AG (PRFC)	57	14,766
Volkswagen AG (PRFC)	442	42,902

TOTAL PREFERRED STOCKS
(cost $136,478)		128,949

UNAFFILIATED EXCHANGE-TRADED FUND 2.5%

United States

iShares MSCI EAFE ETF
(cost $759,730)	12,160	963,315

TOTAL LONG-TERM INVESTMENTS
(cost $21,943,950)		36,843,820

SHORT-TERM INVESTMENTS 1.1%

AFFILIATED MUTUAL FUNDS 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	282,543	282,543
PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(b)(wb)	1,355	1,355

TOTAL AFFILIATED MUTUAL FUNDS
(cost $283,898)		283,898

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.4%
U.S. Treasury Bills (cost $149,052)	4.799%	12/19/24	150	$149,090

TOTAL SHORT-TERM INVESTMENTS
(cost $432,950)				432,988

TOTAL INVESTMENTS 94.3%
(cost $22,376,900)				37,276,808
Other assets in excess of liabilities(z) 5.7%				2,259,188

NET ASSETS 100.0%				$39,535,996

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	Euro STOXX 50 Index	Dec. 2024	$210,327	$(1,333)
1	FTSE 100 Index	Dec. 2024	104,794	(2,748)
6	Mini MSCI EAFE Index	Dec. 2024	705,060	(23,889)
1	TOPIX Index	Dec. 2024	177,340	8,456

				$(19,514)

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 43

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

MSC	$—	$149,090

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$2,745,853	$—
Austria	—	86,289	—
Belgium	—	294,532	—
Brazil	—	10,287	—
Burkina Faso	—	8,544	—
Chile	—	18,852	—
China	—	181,214	—
Denmark	—	1,226,576	—
Finland	—	370,406	—
France	16,579	3,377,805	—
Germany	—	3,112,108	—
Hong Kong	11,779	668,880	—	**
Ireland	40,507	104,694	—
Israel	108,149	140,272	—
Italy	—	956,804	—
Japan	—	8,058,342	—
Jordan	—	8,191	—
Luxembourg	—	39,532	—
Macau	—	35,915	—
Netherlands	—	1,460,669	—
New Zealand	14,093	79,577	—

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Norway	$15,954	$182,871	$—
Poland	—	8,154	—
Portugal	11,352	43,131	—
Russia	—	—	—	**
Singapore	93,903	473,848	—
South Africa	—	85,282	—
South Korea	—	17,023	—
Spain	—	986,502	—
Sweden	—	1,162,371	—
Switzerland	12,072	2,261,586	—
United Arab Emirates	—	—	—	**
United Kingdom	37,620	3,897,632	—
United States	47,462	3,238,344	—
Preferred Stocks
Germany	—	128,949	—
Unaffiliated Exchange-Traded Fund
United States	963,315	—	—
Short-Term Investments
Affiliated Mutual Funds	283,898	—	—
U.S. Treasury Obligation	—	149,090	—

Total	$1,656,683	$35,620,125	$—	**

Other Financial Instruments*
Assets
Futures Contracts	$8,456	$—	$—

Liabilities
Futures Contracts	$(27,970)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Banks	10.3%
Pharmaceuticals	8.6

Insurance	5.1%
Oil, Gas & Consumable Fuels	3.3

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 45

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification (continued):

Semiconductors & Semiconductor Equipment	3.0%
Capital Markets	2.9
Machinery	2.7
Automobiles	2.6
Chemicals	2.6
Metals & Mining	2.6
Unaffiliated Exchange-Traded Fund	2.5
Textiles, Apparel & Luxury Goods	2.4
Food Products	2.3
Electrical Equipment	2.1
Aerospace & Defense	2.1
Software	2.1
Health Care Equipment & Supplies	1.9
Trading Companies & Distributors	1.9
Industrial Conglomerates	1.8
Personal Care Products	1.8
Professional Services	1.8
Electric Utilities	1.7
Diversified Telecommunication Services	1.6
Beverages	1.4
Hotels, Restaurants & Leisure	1.4
Electronic Equipment, Instruments & Components	1.2
Consumer Staples Distribution & Retail	1.0
Real Estate Management & Development	1.0
Household Durables	1.0
Financial Services	1.0
Wireless Telecommunication Services	0.9
Specialty Retail	0.9
Building Products	0.9
Biotechnology	0.9
Multi-Utilities	0.8
Entertainment	0.8
Broadline Retail	0.8
IT Services	0.8
Affiliated Mutual Funds	0.7
Tobacco	0.7
Construction & Engineering	0.7
Household Products	0.5

Automobile Components	0.5%
Air Freight & Logistics	0.5
Technology Hardware, Storage & Peripherals	0.5
Construction Materials	0.4
Life Sciences Tools & Services	0.4
Ground Transportation	0.4
Industrial REITs	0.4
U.S. Treasury Obligation	0.4
Commercial Services & Supplies	0.4
Media	0.4
Marine Transportation	0.3
Transportation Infrastructure	0.3
Retail REITs	0.3
Communications Equipment	0.3
Interactive Media & Services	0.2
Gas Utilities	0.2
Paper & Forest Products	0.2
Independent Power & Renewable Electricity Producers	0.2
Health Care Providers & Services	0.2
Diversified REITs	0.2
Leisure Products	0.1
Office REITs	0.1
Passenger Airlines	0.1
Water Utilities	0.1
Health Care Technology	0.1
Diversified Consumer Services	0.0	*
Energy Equipment & Services	0.0	*
Containers & Packaging	0.0	*
Distributors	0.0	*

	94.3
Other assets in excess of liabilities	5.7

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$8,456	*	Due from/to broker-variation margin futures	$27,970	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$220,153

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$80,947

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,901,713

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 47

PGIM Quant Solutions International Developed Markets Index Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $22,093,002)	$36,992,910
Affiliated investments (cost $283,898)	283,898
Foreign currency, at value (cost $362,794)	362,928
Receivable for Fund shares sold	1,540,170
Tax reclaim receivable	241,268
Dividends receivable	134,255
Receivable for investments sold	82,031
Due from Manager	10,228
Prepaid expenses and other assets	9,715

Total Assets	39,657,403

Liabilities

Payable for Fund shares purchased	30,454
Audit fee payable	29,681
Custodian and accounting fees payable	21,986
Shareholders’ reports payable	9,635
Due to broker—variation margin futures	8,886
Professional fees payable	7,166
Accrued expenses and other liabilities	5,808
Pricing fees payable	5,075
Fund data services payable	1,331
Trustees’ fees payable	946
Commitment fee payable	333
Affiliated transfer agent fee payable	106

Total Liabilities	121,407

Net Assets	$39,535,996

Net assets were comprised of:
Paid-in capital	$27,587,398
Total distributable earnings (loss)	11,948,598

Net assets, October 31, 2024	$39,535,996

Class R6

Net asset value, offering price and redemption price per share, ($39,535,996 ÷ 2,766,689 shares of beneficial interest issued and outstanding)	$14.29

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $209,266 foreign withholding tax)	$1,676,989
Affiliated dividend income	47,453
Interest income	10,326
Affiliated income from securities lending, net	880

Total income	1,735,648

Expenses
Management fee	155,022
Custodian and accounting fees	93,028
Professional fees	83,135
Pricing fees	42,313
Audit fee	29,680
Shareholders’ reports	20,188
Commitment fees	18,765
Trustees’ fees	10,493
Transfer agent’s fees and expenses (including affiliated expense of $600)	757
Registration fees	250
Miscellaneous	22,209

Total expenses	475,840
Less: Fee waiver and/or expense reimbursement	(347,837)

Net expenses	128,003

Net investment income (loss)	1,607,645

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(228))	28,504
Futures transactions	220,153
In-kind redemptions(1)	5,204,160
Foreign currency transactions	6,698

5,459,515

Net change in unrealized appreciation (depreciation) on:
Investments	5,741,295
Futures	80,947
Foreign currencies	13,725

5,835,967

Net gain (loss) on investment and foreign currency transactions	11,295,482

Net Increase (Decrease) In Net Assets Resulting From Operations	$12,903,127

(1)	See Note 9, Redemption In-kind, in Notes to Financial Statements.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 49

PGIM Quant Solutions International Developed Markets Index Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,607,645	$1,762,584
Net realized gain (loss) on investment and foreign currency transactions	5,459,515	(387,550)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,835,967	7,610,572

Net increase (decrease) in net assets resulting from operations	12,903,127	8,985,606

Dividends and Distributions
Distributions from distributable earnings
Class R6	(2,059,921)	(1,557,701)

Fund share transactions
Net proceeds from shares sold (962,550 and 620,905 shares, respectively)	13,508,656	7,856,647
Net asset value of shares issued in reinvestment of dividends and distributions (159,808 and 133,023 shares, respectively)	2,059,921	1,557,701
Cost of shares purchased (3,517,249 and 1,197,009 shares, respectively)	(49,463,237)	(14,905,886)

Net increase (decrease) in net assets from Fund share transactions	(33,894,660)	(5,491,538)

Total increase (decrease)	(23,051,454)	1,936,367

Net Assets:

Beginning of year	62,587,450	60,651,083

End of year	$39,535,996	$62,587,450

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Financial Highlights

Class R6 Shares
	Year Ended October 31,
	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.13		$10.82	$14.73	$11.23	$12.16
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.34	0.32	0.31	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.20		1.26	(3.76)	3.40	(0.82)
Total from investment operations	2.56		1.60	(3.44)	3.71	(0.60)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.29)	(0.43)	(0.21)	(0.33)
Distributions from net realized gains	-		-	(0.04)	-	-
Total dividends and distributions	(0.40)		(0.29)	(0.47)	(0.21)	(0.33)
Net asset value, end of year	$14.29		$12.13	$10.82	$14.73	$11.23
Total Return(b):	21.50%		14.87%	(24.07)%	33.21%	(5.21)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$39,536		$62,587	$60,651	$81,612	$66,162
Average net assets (000)	$62,009		$66,020	$72,851	$82,645	$56,084
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.21	%(d)	0.29%	0.30%	0.30%	0.30%
Expenses before waivers and/or expense reimbursement	0.77%		0.77%	0.70%	0.69%	0.95%
Net investment income (loss)	2.59%		2.67%	2.57%	2.16%	1.93%
Portfolio turnover rate(e)	24%		8%	26%	23%	13%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 51

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions International Developed Markets Index Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

Fund	Investment Objective(s)
PGIM Quant Solutions Emerging Markets Equity Fund (“Quant Solutions Emerging Markets Equity”)	To seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles
PGIM Quant Solutions International Developed Markets Index Fund (“Quant Solutions International Developed Markets Index”)	To provide investment results that approximate the performance of the MSCI EAFE Index

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value

Notes to Financial Statements (continued)

securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes

Notes to Financial Statements (continued)

the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Quant Solutions Emerging Markets Equity is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Notes to Financial Statements (continued)

The Manager has entered into subadvisory agreements with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Quant Solutions Emerging Markets Equity	0.75% of average daily net assets.	0.75%
Quant Solutions International Developed Markets Index	0.25% of average daily net assets.	0.25

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. With respect to Quant Solutions Emerging Markets, this waiver may not be terminated prior to February 28, 2026. With respect to Quant Solutions International Developed Markets Index, this waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees. The expense limitation attributable to the below class is:

Fund	Class Expense Limitation
Quant Solutions Emerging Markets Equity - Class R6	1.20%
Quant Solutions International Developed Markets Index - Class R6	0.19*

*Prior to December 11, 2023, the Manager had contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) to 0.25% of the Fund’s average daily net assets on an annualized basis.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of each Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of each Fund.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended October 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Quant Solutions Emerging Markets Equity	$36,096,647	$39,476,474
Quant Solutions International Developed Markets Index	14,687,315	26,454,803

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2024, is presented as follows:

Notes to Financial Statements (continued)

Quant Solutions Emerging Markets Equity:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$466,140	$19,812,705	$17,378,559	$—	$—	$2,900,286	2,900,286	$54,446

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)
—	1,985,549	1,682,500	—	(69)	302,980	303,132	161	(2)
$466,140	$21,798,254	$19,061,059	$—	$(69)	$3,203,266		$54,607

Quant Solutions International Developed Markets Index:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$1,142,230	$13,950,455	$14,810,142	$—	$—	$282,543	282,543	$47,453

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)
—	19,798,866	19,797,283	—	(228)	1,355	1,355	880	(2)
$1,142,230	$33,749,321	$34,607,425	$—	$(228)	$283,898		$48,333

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

For the year ended October 31, 2024, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
Quant Solutions Emerging Markets Equity	$—	$—
Quant Solutions International Developed Markets Index (a)	(4,634,869)	4,634,869

(a)	Redemptions In Kind Adjustments.

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Quant Solutions Emerging Markets Equity	$1,306,279	$—	$—	$1,306,279
Quant Solutions International Developed Markets Index	2,059,921	—	—	2,059,921

For the year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Quant Solutions Emerging Markets Equity	$1,391,984	$—	$—	$1,391,984
Quant Solutions International Developed Markets Index	1,557,701	—	—	1,557,701

For the year ended October 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Quant Solutions Emerging Markets Equity	$ 894,512	$—
Quant Solutions International Developed Markets Index	1,606,047	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of October 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Quant Solutions Emerging Markets Equity	$35,488,213	$10,277,213	$(2,775,850)	$7,501,363
Quant Solutions International Developed Markets Index	24,077,261	16,712,792	(3,532,759)	13,180,033

The differences between GAAP basis and tax basis were primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies, corporate spin-off adjustment, investment in partnerships and mark-to-market of futures contracts.

Notes to Financial Statements (continued)

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Quant Solutions Emerging Markets Equity	$2,029,000	$2,130,000
Quant Solutions International Developed Markets Index	2,837,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of October 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Quant Solutions Emerging Markets Equity–Class R6	3,430,950	100.0%
Quant Solutions International Developed Markets Index–Class R6	2,740,818	99.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:
Quant Solutions Emerging Markets Equity	2	80.0%
Quant Solutions International Developed Markets Index	9	92.1
Unaffiliated:
Quant Solutions Emerging Markets Equity	—	—
Quant Solutions International Developed Markets Index	—	—

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Fund indicated below utilized the SCA during the year ended October 31, 2024. The average balance outstanding is for the number of days each Fund utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at October 31, 2024
Quant Solutions Emerging Markets Equity	$ 206,000	6.41%	4	$ 206,000	$—
Quant Solutions International Developed Markets Index	8,639,000	6.42	3	11,256,000	—

9.	Redemption In-kind

As of the close of business on October 24, 2024, Quant Solutions International Developed Markets Index settled the redemption of fund Class R6 shares by delivering to an affiliate portfolio securities and other assets. The value of such securities and other assets that were transferred in-kind was $23,755,556.

In-kind redemption gains and losses are excluded in the calculation of taxable gain (loss) for federal income tax purposes.

Notes to Financial Statements (continued)

10.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Quant Solutions Emerging Markets Equity	Quant Solutions International Developed Markets Index
Concentration	X	–
Country	X	X
Currency	X	X
Economic and Market Events	X	X
Emerging Markets	X	X
Equity and Equity-Related Securities	X	X
Exchange-Traded Funds	–	X
Foreign Securities	X	X
Fund of Funds	X	X
Geographic Concentration	–	X
Increase in Expenses	X	X
Index Investment Approach	–	X
Investments in China	X	–
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	X	–
Management	X	–
Market Disruption and Geopolitical	X	X
Market	X	X
Model Design	X	–
Model Implementation	X	–
Portfolio Turnover	X	–
Small and Medium Capitalization	X	–
Tracking Error	–	X
Value Style	X	–

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”) Risk: Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF,

Notes to Financial Statements (continued)

and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in

Notes to Financial Statements (continued)

certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund frombeing able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative

Notes to Financial Statements (continued)

investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Small and Medium Capitalization Risk: Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 2 and Shareholders of PGIM Quant Solutions International Developed Markets Index Fund and PGIM Quant Solutions Emerging Markets Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Quant Solutions International Developed Markets Index Fund and PGIM Quant Solutions Emerging Markets Equity Fund (two of the funds constituting Prudential Investment Portfolios 2, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 18, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Quant Solutions Emerging Markets Equity Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Emerging Markets Equity Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify

[1]	PGIM Quant Solutions Emerging Markets Equity Fund is a series of Prudential Investment Portfolios 2.

PGIM Quant Solutions Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

Visit our website at pgim.com/investments

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that, while the

PGIM Quant Solutions Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

management fee schedule for each Fund does not have breakpoints in its management fees, economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the for the one-year and the three-year periods ended December 31, 2023. The Board considered that the Fund commenced operations on November 29, 2016 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by

Visit our website at pgim.com/investments

Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A

Actual Management Fees: 2nd Quartile

Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses for Class R6 shares at 1.20% through February 28, 2025.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Quant Solutions Emerging Markets Equity Fund

Approval of Advisory Agreements

PGIM Quant Solutions International Developed Markets Index Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions International Developed Markets Index Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an

[1]	PGIM Quant Solutions International Developed Markets Index Fund is a series of Prudential Investment Portfolios 2.

Visit our website at pgim.com/investments

agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM

PGIM Quant Solutions International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that, while the management fee schedule for each Fund does not have breakpoints in its management fees, economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to

Visit our website at pgim.com/investments

enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the for the one-year and the three-year periods ended December 31, 2023. The Board considered that the Fund commenced operations on November 17, 2016 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively

PGIM Quant Solutions International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•	The Board noted that, effective December 11, 2023, the Fund’s benchmark changed in connection with a change in the Fund’s investment objective and strategy to track the new benchmark index.
•

The Board noted PGIM Investments’ assertions that as of December 11, 2023, the Fund’s performance is consistent with the Fund’s new objective and exhibits a similar composition and high correlation to the Fund’s new benchmark index (gross of expenses).

•	The Board and PGIM Investments agreed to a contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses for Class R6 shares at 0.19%.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16	–	Controls and Procedures

(a)   It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)   There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17	–	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18	–	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19	–	Exhibits

		(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

		(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

		(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX- 99.CERT.

		(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

		(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 18, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 18, 2024